EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 13,370	¥ 91,924	¥ 87,218
Less: accumulated depreciation	(9,833)	(67,608)	(48,004)
Equipment and leasehold improvements, net	3,537	24,316	39,214
Electronic equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	5,973	41,067	39,726
Office equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	605	4,163	3,967
Motor vehicles
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	416	2,857	1,000
Leasehold improvements
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 6,376	¥ 43,837	¥ 42,525